Parent company financial statement - Cash Flow (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019
Cash flows from operating activities
Loss for the year	¥ 238,773	¥ 370,004	¥ 312,592	¥ 312,592
Cash flows from financing activities
Cash and cash equivalents at beginning of the year	516,446
Cash and cash equivalents at the end of the year	279,420	516,446
Parent [Member]
Cash flows from operating activities
Loss for the year	(5,057)	(10,060)		(8,176)
Adjustments for:
Change in other payables due to third parties	(2,594)	389		887
Changes in other current assets	(1,008)	(225)		0
Change in other receivable due from subsidiaries	160	(1,528)		(4,664)
Change in other receivable due from related parties	0	0		(201)
Net cash used in operating activities	(8,499)	(11,424)		(12,154)
Cash flows from investing activities
Repayment of loans from a related party	21,649	11,850		12,412
Investment in a subsidiary	(10,091)	0		0
Net cash generated from investing activities	11,558	11,850		12,412
Cash flows from financing activities
Loan borrowed from a subsidiary	22,000	0		0
Net cash from financing activities	22,000	0		0
Effect of movements in exchange rates on cash	(2,706)	75		(394)
Net (decrease) / increase in cash	22,353	501		(136)
Cash and cash equivalents at beginning of the year	891	390		526
Cash and cash equivalents at the end of the year	¥ 23,244	¥ 891	¥ 390	¥ 390